COMMON SHARES AND TREASURY SHARES - Schedule of Common Shares (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
COMMON SHARES AND TREASURY SHARES
Nominal value per share (in USD per share)
Number of shares issued (in shares)	86,225,686	82,311,301	81,233,271
A-shares
COMMON SHARES AND TREASURY SHARES
Nominal value per share (in USD per share)	$ 0.01
Number of shares issued (in shares)	86,225,684	82,311,299	81,233,269
B-shares
COMMON SHARES AND TREASURY SHARES
Nominal value per share (in USD per share)	$ 0.01
Number of shares issued (in shares)	1	1	1
C-shares
COMMON SHARES AND TREASURY SHARES
Nominal value per share (in USD per share)	$ 0.01
Number of shares issued (in shares)	1	1	1